CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($)	Total	Scenario Previously Reported	Ordinary shares	Additional Paid in Capital	Prepaid Forward Contract	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Non-controlling Interest
Beginning balance, shares at Jun. 30, 2021			779,510
Beginning balance at Jun. 30, 2021	$ (1,241,661)		$ 78	$ 9,922		$ 23,259	$ (1,274,920)
Ordinary share for conversion of debt, shares			120,652,634
Ordinary share for conversion of debt, value	1,547,804		$ 12,065	1,535,739
Foreign currency translation adjustment	(14,143)					(14,143)
Net loss	(1,076,823)						(1,076,823)
Ending balance, shares at Jun. 30, 2022			121,432,144
Ending balance at Jun. 30, 2022	(784,823)		$ 12,143	1,545,661		9,116	(2,351,743)
Ordinary share for conversion of debt, shares			295,824
Ordinary share for conversion of debt, value	790,287		$ 29	790,258
Foreign currency translation adjustment	(15,837)	$ (15,836)				(15,836)
Net loss	(1,154,650)						(1,154,650)
Ending balance, shares at Dec. 31, 2022			121,727,968
Ending balance at Dec. 31, 2022	(1,165,022)		$ 12,172	2,335,919		(6,720)	(3,506,393)	$ 69
Beginning balance, shares at Jun. 30, 2022			121,432,144
Beginning balance at Jun. 30, 2022	(784,823)		$ 12,143	1,545,661		9,116	(2,351,743)
Capital contribution from non-controlling interest	67					(2)		69
Ordinary share for conversion of debt, shares			295,824
Ordinary share for conversion of debt, value	790,287		$ 29	790,258
Share issued under stock-based compensation, shares			5,071,886
Share issued under stock-based compensation, value	13,568,137		$ 507	13,567,630
Foreign currency translation adjustment	(460,152)					(460,152)
Net loss	(16,791,770)						(16,791,770)
Ending balance, shares at Jun. 30, 2023			126,799,854
Ending balance at Jun. 30, 2023	(3,678,254)		$ 12,679	15,903,549		(451,038)	(19,143,513)	69
Shares Issued for Commitment Shares Under Equity Line of Credit Arrangement, shares			2,994,012
Shares Issued for Commitment Shares Under Equity Line of Credit Arrangement, value	2,251,497		$ 299	2,251,198
Shares issued for PNCPS Compensation Shares			609,756
Shares issued for PNCPS Compensation Shares, value	1,060,975		$ 61	1,060,914
New share issuances, shares			3,015,437
New share issuances, value	23,273,789		$ 302	23,273,487
Reverse capitalisation of Prime Number Acquisition I Corp, shares			2,011,392
Reverse capitalisation of Prime Number Acquisition I Corp, value	(25,368,524)		$ 201	(4,068,746)	$ (21,299,979)
Foreign currency translation adjustment	(75,881)					(75,881)
Net loss	(8,257,402)						(8,257,402)
Ending balance, shares at Dec. 31, 2023			135,430,451
Ending balance at Dec. 31, 2023	$ (10,793,800)		$ 13,542	$ 38,420,402	$ (21,299,979)	$ (526,919)	$ (27,400,915)	$ 69